Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 57,044,820	$ 1,739,702	$ 68,450,404	$ 109,625,660
At UMC's statutory income tax rate	11,408,964		13,690,081	21,925,132
Adjustments in respect of current income tax of prior periods	(124,430)		(217,891)	(585,941)
Net changes in loss carry-forward and investment tax credits	(2,026,085)		(2,179,234)	(465,152)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	559,386		211,639	(281,319)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(472,756)		(1,428,035)	(4,384,566)
Investment loss (gain)	205,207		(755,800)	1,827,822
Dividend income	(231,267)		(323,182)	(423,027)
Others	(610,092)		(145,520)	(340,745)
Basic tax	13,414		43,506	0
Estimated income tax on unappropriated earnings	(743,264)		(1,160,324)	1,247,910
Deferred income tax related to changes in tax rates	68		0	0
Effect of different tax rates applicable to UMC and its subsidiaries	15,673		234,510	605,929
Taxes withheld in other jurisdictions	44,489		38,346	35,979
Others	330,887		303,174	164,873
Income tax expense recorded in profit or loss	$ 8,370,194	$ 255,267	$ 8,311,270	$ 19,326,895